Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income (loss)	$ 1,878,786	$ 939,309	$ (18,524,477)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Provision for losses on accounts receivable and other current assets	830,266	422,388	1,995,046
Impairment of intangible assets and goodwill			4,442,367
Provision for obsolete inventories	30,403	176,570	324,581
Depreciation	2,940,387	2,036,438	1,736,607
Amortization of intangible assets	734,150	820,468	845,149
Loss (gain) on sale of property and equipment and land use rights	4,243	(7,845)	(8,544)
Loss from disposal of inventories	189,861	138,316	345,963
Loss from disposals of consolidated entities			575,956
Loss on disposal of deposit for land use rights			2,762,033
Stock-based payments for consulting services	43,788	96,313
Stock-based compensation	584,629	487,407	273,102
Gain from write-off of long aged payables	(278,099)	(678,012)
Impairment of long-term investments	45,400
Income tax expense			365,401
Change in fair value of warrants liability		(3,720)	(34,175)
Changes in operating assets and liabilities:
Accounts receivable	(5,156,120)	(2,145,097)	(913,486)
Accounts receivable from related party and its affiliates	(5,137,222)	(4,694,068)
Inventories	(320,267)	652,921	(590,274)
Other receivables and prepaid expenses	2,497,105	6,962,862	6,222,650
Advances to suppliers	1,123,765	(1,423,441)	1,981,816
Restricted cash			848,573
Amounts due to/from related parties	(118,771)		(154,331)
Other payables and accrued expenses	652,149	1,497,312	(2,344,677)
Advances from customers	38,951	(1,442,928)	(846,599)
Advances from customers from related party and its affiliates	(939,957)	2,111,157
Accounts payable and bills payable	3,963,341	(239,628)	(1,811,119)
Accounts payable from related party and its affiliates	68,845
Income tax payable	(1,201,831)	(1,166,473)	(312,615)
Net cash provided by (used in) operating activities	2,473,802	4,540,249	(2,821,053)
INVESTING ACTIVITIES
Proceeds from sale of property and equipment	577	7,845	299,298
Investment in Biznest's joint company			(45,179)
Purchases of property and equipment	(1,797,510)	(3,783,064)	(3,463,915)
Cash received from sale of Zhongtian and Geo			12,312,378
Disbursements for loan made	(2,270,006)
Net cash (used in) provided by investing activities	(4,066,939)	(3,775,219)	9,102,582
FINANCING ACTIVITIES
Proceeds from borrowings under short-term loans	6,810,017	8,880,840	10,541,720
Proceeds from exercise of consultants stock options	44,843
Proceeds from issuance of ordinary shares in connection with private placement	1,500,000
Repayment of short-term loans	(8,178,074)	(9,366,326)	(17,101,230)
Repurchase of ordinary shares			(379,710)
Repayment of long-term loans			(214,527)
Net cash used in financing activities	176,786	(485,486)	(7,153,747)
Effect of exchange rate changes on cash and cash equivalents	(191,197)	(771,111)	837,747
NET DECREASE IN CASH AND CASH EQUIVALENTS	(1,607,548)	(491,567)	(34,471)
CASH AND CASH EQUIVALENTS, BEGINNING	3,260,808	3,752,375	3,786,846
CASH AND CASH EQUIVALENTS, ENDING	1,653,260	3,260,808	3,752,375
Cash paid during the year
Income taxes	600	3,057	192
Interest	484,403	450,024	498,931
Supplemental disclosure of significant non-cash transactions:
98,741 Series B warrants were exercised in exchange for 899,795 ordinary shares at the fair value			1,100,000
Company issued 479,004 ordinary shares as a result of cashless exercise of stock options	626,000
Purchase of software	$ 1,500,000